Label	Element	Value
Osterweis Opportunity Fund | Federated Hermes US Treasury Cash Reserves - Class Institutional
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Osterweis Opportunity Fund | FirstService Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Osterweis Opportunity Fund | Cavco Industries, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Osterweis Opportunity Fund | Guidewire Software, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Osterweis Opportunity Fund | Life Time Group Holdings, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Osterweis Opportunity Fund | Magnolia Oil & Gas Corp. - Class A
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Osterweis Opportunity Fund | Bio-Techne Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Osterweis Opportunity Fund | Rambus, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Osterweis Opportunity Fund | CONMED Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Osterweis Opportunity Fund | Lithia Motors, Inc.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%